Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 477,736	$ 441,909
Unrealized gains	1,287	9
Unrealized losses	(2,885)	(10,786)
Fair Value	476,138	431,132
U.S. Treasury and other U.S. government agencies [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	99,745	77,005
Unrealized gains	302	2
Unrealized losses	(805)	(2,559)
Fair Value	99,242	74,448
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	377,991	364,904
Unrealized gains	985	7
Unrealized losses	(2,080)	(8,227)
Fair Value	$ 376,896	$ 356,684